EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)		12 Months Ended
		Dec. 31, 2020 shares ₪ / shares		Dec. 31, 2019 shares ₪ / shares		Dec. 31, 2018 shares ₪ / shares
Number of options
Outstanding at beginning of year		19,358,913		11,459,697
Outstanding at end of year		35,981,579		19,358,913		11,459,697
Employees and Directors [Member]
Number of options
Outstanding at beginning of year		19,358,913	[1]	11,459,697	[1]	10,651,097
Granted		18,689,300		11,057,600		2,853,080
Forfeited and expired		(1,776,037)		(3,084,834)		(1,649,090)
Exercised		(290,597)		(73,550)		(395,390)
Outstanding at end of year	[1]	35,981,579		19,358,913		11,459,697
Exercisable at end of year		11,535,679		5,353,089		4,489,816
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares		₪ 2.6	[1]	₪ 4.2	[1]	₪ 4.4
Granted | ₪ / shares		0.5		1.3		2.8
Forfeited and expired | ₪ / shares		2.2		3.9		4.0
Exercised | ₪ / shares		0.1		0.1		0.4
Outstanding at end of year | ₪ / shares	[1]	1.5		2.6		4.2
Exercisable at end of year | ₪ / shares		₪ 3.2		₪ 5.1		₪ 5.9

[1]	As of December 31, 2018, 2019 and 2020, includes 1,163,018, 2,225,704 and 2,421,799 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.